CONSOLIDATED STATEMENT OF EQUITY (USD $) In Millions, except Share data, unless otherwise specified	TOTAL ECOLAB SHAREHOLDERS' EQUITY	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	TREASURY STOCK	NON-CONTROLLING INTEREST	Total
Balance at Dec. 31, 2011	$ 5,666.7	$ 336.1	$ 3,980.8	$ 3,559.9	$ (344.9)	$ (1,865.2)	$ 74.4	$ 5,741.1
Balance (in shares) at Dec. 31, 2011		336,088,243				(44,113,799)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	703.6			703.6			(2.3)	701.3
Comprehensive income (loss) activity	(114.8)				(114.8)		(1.9)	(116.7)
Total comprehensive income (loss)	588.8						(4.2)	584.6
Cash dividends declared	(242.9)			(242.9)			(3.9)	(246.8)
Champion acquisition and Nalco Merger	0.3		0.3				16.8	17.1
Stock options and awards	274.0	6.0	260.7			7.3		274.0
Stock options (in shares)		5,430,997				208,239
Stock awards, net issuances (in shares)		587,341				(21,257)
Reacquired shares	(209.9)		7.3			(217.2)		(209.9)
Reacquired shares (in shares)						(3,457,740)
Balance at Dec. 31, 2012	6,077.0	342.1	4,249.1	4,020.6	(459.7)	(2,075.1)	83.1	6,160.1
Balance (in shares) at Dec. 31, 2012		342,106,581				(47,384,557)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	967.8			967.8			5.8	973.6
Comprehensive income (loss) activity	154.5				154.5		(16.0)	138.5
Total comprehensive income (loss)	1,122.3						(10.2)	1,112.1
Cash dividends declared	(289.4)			(289.4)			(11.4)	(300.8)
Champion acquisition and Nalco Merger	543.0		258.1			284.9	3.6	546.6
Champion acquisition and Nalco Merger (in shares)						6,596,444
Stock options and awards	199.0	3.0	184.8			11.2		199.0
Stock options (in shares)		2,206,661				254,680
Stock awards, net issuances (in shares)		787,767				11,008
Reacquired shares	(307.6)					(307.6)		(307.6)
Reacquired shares (in shares)						(3,443,405)
Balance at Dec. 31, 2013	7,344.3	345.1	4,692.0	4,699.0	(305.2)	(2,086.6)	65.1	7,409.4
Balance (in shares) at Dec. 31, 2013		345,101,009				(43,965,830)		301,100,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)	1,202.8			1,202.8			19.4	1,222.2
Comprehensive income (loss) activity	(646.7)				(646.7)		(8.3)	(655.0)
Total comprehensive income (loss)	556.1						11.1	567.2
Cash dividends declared	(346.7)			(346.7)			(14.0)	(360.7)
Champion acquisition and Nalco Merger							(2.9)	(2.9)
Purchase of shares from noncontrolling interest	(0.3)		(0.3)				6.9	6.6
Stock options and awards	191.1	2.6	182.8			5.7		191.1
Stock options (in shares)		1,850,757				122,455
Stock awards, net issuances (in shares)		773,022				8,231
Reacquired shares	(428.6)					(428.6)		(428.6)
Reacquired shares (in shares)						(4,037,188)
Balance at Dec. 31, 2014	$ 7,315.9	$ 347.7	$ 4,874.5	$ 5,555.1	$ (951.9)	$ (2,509.5)	$ 66.2	$ 7,382.1
Balance (in shares) at Dec. 31, 2014		347,724,788				(47,872,332)		299,900,000